Additional information about derivatives financial instruments - Currency ending rates (Details)	Dec. 31, 2017 $ / R$	Dec. 31, 2017 € / $	Dec. 31, 2017 $ / $	Dec. 31, 2017 R$ / $	Dec. 31, 2017 R$ / €	Dec. 31, 2017 R$ / $	Dec. 31, 2017 R$ / $	Dec. 31, 2016 R$ / $	Dec. 31, 2016 R$ / €	Dec. 31, 2016 R$ / $	Dec. 31, 2016 R$ / $	Dec. 31, 2015 R$ / $	Dec. 31, 2015 R$ / €	Dec. 31, 2015 R$ / $	Dec. 31, 2015 R$ / $
Additional information about derivatives financial instruments
Currencies - Ending rates	3.3080	1.1953	0.7961	3.3080	3.9693	2.6344	2.5849	3.2591	3.4384	2.4258	2.3560	3.9048	4.2504	2.8171	2.8532